United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-22878

American Independence Funds Trust II
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534 New York, NY   10169
(Address of principal executive offices)        (Zip code)

Eric Rubin, President, 230 Park Avenue, Suite 534 New York, NY   10169

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, NY 10036-6797

Registrant's telephone number, including area code:        (646) 747-3477

Date of fiscal year end:   10/31/2014

Date of reporting period:  04/30/2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

AMERICANINDEPENDENCE

2014 Semi-Annual Report

April 30, 2014

The American Independence Funds Trust II
Semi-Annual Report – April 30, 2014 (Unaudited)

MAR Tactical Moderate Growth Fund
Schedule of Portfolio Investments	1
MAR Tactical Growth Fund
Schedule of Portfolio Investments	2
Laffer Dividend Growth Fund
Schedule of Portfolio Investments	3

Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10

Additional Fund Information
Portfolio Summaries	16
Table of Shareholder Expenses	17

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds Trust II	Schedule of Portfolio Investments
MAR Tactical Moderate Growth Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.1%
International Equity Exchange Traded Products — 15.1%
iShares Europe ETF	2,672	132,531
iShares MSCI Mexico Capped ETF	1,000	63,880
		196,411
U.S. Equity Exchange Traded Products — 83.0%
iShares Core S&P Small-Cap ETF	2,404	257,541
SPDR S&P 500 ETF Trust	344	64,820
SPDR S&P MidCap 400 ETF Trust	3,053	753,236
		1,075,597
Total Exchange Traded Products (Cost $1,274,027)		1,272,008

Short-Term Investment — 2.4%
Money Market Fund — 2.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	31,535	31,535
Total Short-Term Investments (Cost $31,535)		31,535

Total Investments (Cost $1,305,562(b)) — 100.5%		$1,303,543

Liabilities in excess of other assets — (0.5)%		(6,918)

NET ASSETS — 100.0%		$1,296,625

(a)	Represents the 7 day yield at 4/30/14.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$1,272,008	$—	$—	$1,272,008
Short-Term Investments	31,535	—	—	31,535
Total Investments	$1,303,543	$—	$—	$1,303,543

See Notes to Financial Statements

American Independence Funds Trust II	Schedule of Portfolio Investments
MAR Tactical Growth Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.0%
International Equity Exchange Traded Products — 15.1%
iShares Europe ETF	6,122	303,651
iShares MSCI Mexico Capped ETF	2,294	146,541
		450,192
U.S. Equity Exchange Traded Products — 82.9%
iShares Core S&P Small-Cap ETF	5,782	619,426
SPDR S&P 500 ETF Trust	792	149,236
SPDR S&P MidCap 400 ETF Trust	6,876	1,696,447
		2,465,109
Total Exchange Traded Products (Cost $2,852,297)		2,915,301

Short-Term Investment — 4.4%
Money Market Fund — 4.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	132,866	132,866
Total Short-Term Investments (Cost $132,866)		132,866

Total Investments (Cost $2,985,163(b)) — 102.4%		$3,048,167

Liabilities in excess of other assets — (2.4)%		(72,814)

NET ASSETS — 100.0%		$2,975,353

(a)	Represents the 7 day yield at 4/30/14.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$2,915,301	$—	$—	$2,915,301
Short-Term Investment	132,866	—	—	132,866
Total Investments	$3,048,167	$—	$—	$3,048,167

See Notes to Financial Statements

American Independence Funds Trust II	Schedule of Portfolio Investments
Laffer Dividend Growth Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 94.2%
Consumer Discretionary — 3.8%
Target Corp.	719	44,398

Consumer Staples — 14.4%
Coca-Cola Co. (The)	1,013	41,320
General Mills, Inc.	791	41,939
Philip Morris International, Inc.	469	40,067
Pinnacle Foods, Inc.	1,499	45,569
		168,895
Energy — 15.0%
Access Midstream Partners LP	755	44,809
Ensco PLC, Class A (a)	864	43,589
Genesis Energy LP	752	41,676
Williams Cos., Inc. (The)	1,074	45,291
		175,365
Financials — 21.8%
American Realty Capital Properties, Inc. REIT	3,427	44,859
BlackRock, Inc.	140	42,140
Hercules Technology Growth Capital, Inc. (b)	2,799	38,290
NorthStar Realty Finance Corp. REIT	2,822	45,208
Omega Healthcare Investors, Inc. REIT	1,284	44,658
W.P. Carey, Inc. REIT	647	39,778
		254,933
Health Care — 7.5%
GlaxoSmithKline PLC ADR (a)	787	43,576
Johnson & Johnson	432	43,758
		87,334
Industrials — 3.5%
General Electric Co.	1,522	40,927

Information Technology — 8.1%
Apple, Inc.	79	46,617
Microsoft Corp.	1,182	47,753
		94,370
Materials — 4.3%
LyondellBasell Industries NV, Class A (a)	538	49,765

Telecommunication Services — 7.5%
BCE, Inc. (a)	922	41,066
Vodafone Group PLC - ADR (a)	1,218	46,235
		87,301
Utilities — 8.3%
NextEra Energy, Inc.	485	48,427
ONEOK, Inc.	774	48,932
		97,359
Total Common Stocks (Cost $1,063,732)		1,100,647

See Notes to Financial Statements

American Independence Funds Trust II	Schedule of Portfolio Investments
Laffer Dividend Growth Fund	April 30, 2014 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	4,703	4,703
Total Short-Term Investments (Cost $4,703)		4,703

Total Investments (Cost $1,068,435(d)) — 94.6%		$1,105,350

Other assets in excess of liabilities — 5.4%		63,260

NET ASSETS — 100.0%		$1,168,610

(a)	Foreign security incorporated outside the United States.
(b)	Business Development Company - A closed-end investment company regulated under the Investment Company Act of 1940, as amended.
(c)	Represents the 7 day yield at 4/30/14.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
LP — Limited Partnership
REIT — Real Estate Investment Trust

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,100,647	$—	$—	$1,100,647
Short-Term Investments	4,703	—	—	4,703
Total Investments	$1,105,350	$—	$—	$1,105,350

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	MAR Tactical Moderate Growth Fund	MAR Tactical Growth Fund	Laffer Dividend Growth Fund
Assets
Investments, at cost	$1,305,562	$2,985,163	$1,068,435
Investments, at value	$1,303,543	$3,048,167	$1,105,350
Interest and dividends receivable	1	1	2,102
Receivable for capital shares issued	—	—	53,768
Receivable from Investment Adviser	4,474	13,166	9,814
Prepaid expenses	1,279	1,340	6,371
Total assets	$1,309,297	$3,062,674	$1,177,405

Liabilities
Payable for investments purchased	$5,395	$73,003	$—
Accrued expenses and other payables:
Administration	108	291	106
Distribution and Service	448	294	493
Fund Accounting	5,282	5,281	5,530
Trustees	251	994	—
Other	1,188	7,458	2,666
Total liabilities	12,672	87,321	8,795
Net Assets	$1,296,625	$2,975,353	$1,168,610

Composition of Net Assets
Capital	$1,299,258	$2,907,792	$1,129,811
Accumulated (distributions in excess of) net investment income	(351)	(270)	2,777
Accumulated net realized gains (losses) from investment transactions	(263)	4,827	(893)
Net unrealized appreciation (depreciation)	(2,019)	63,004	36,915
Net Assets	$1,296,625	$2,975,353	$1,168,610

Net Assets By Share Class
Institutional Class Shares	$328,703	$2,450,218	$113,917
Class A Shares	425,659	116,971	593,107
Class C Shares	542,263	408,164	461,586
Net Assets	$1,296,625	$2,975,353	$1,168,610

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	32,174	238,861	11,029
Class A Shares	41,727	11,421	57,463
Class C Shares	53,260	39,930	44,757

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.22	$10.26	$10.33
Class A Shares	$10.20	$10.24	$10.32
Class C Shares*	$10.18	$10.22	$10.31

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%
Class C Shares**	1.00%	1.00%	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.82	$10.86	$10.95

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Operations
For the Period Ended April 30, 2014* (Unaudited)

		MAR Tactical Moderate Growth Fund	MAR Tactical Growth Fund	Laffer Dividend Growth Fund
	Investment Income:
	Dividend	$1,668	$6,290	$10,973
	Foreign tax withholding	—	—	(157)
	Total Investment Income	1,668	6,290	10,816

	Expenses:
	Investment advisory	1,090	4,764	1,667
	Administration	182	794	278
	Distribution - Class A Shares	111	51	246
	Distribution - Class C Shares	406	336	759
	Service - Class A Shares	111	51	246
	Service - Class C Shares	136	112	253
	Accounting	11,369	11,372	11,933
	Audit expenses	8,292	8,292	8,682
	Compliance services	1,627	3,599	1,885
	Custodian	1,431	1,431	1,968
	Insurance	385	404	388
	Legal expenses	3,419	5,781	3,715
	Shareholder Reporting	1,392	3,779	1,966
	State registration expenses	3,236	3,315	5,856
	Transfer Agent	8,300	8,478	8,852
	Trustees	783	4,349	1,488
	Other	2,063	2,083	2,770
	Total expenses before fee reductions	44,333	58,991	52,952
Expenses reduced:	Investment advisory fees	(42,261)	(52,407)	(49,224)
	Distribution/service fees (Class A)	(53)	(24)	(118)
	Net Expenses	2,019	6,560	3,610

	Net Investment Income (Loss)	(351)	(270)	7,206

	Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
	Net realized gains (losses) from investment transactions	(263)	4,827	(893)
	Net change in unrealized appreciation/depreciation from investments	(2,019)	63,004	36,915
	Net realized and unrealized gains (losses)	(2,282)	67,831	36,022

	Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,633)	$67,561	$43,228

*	From December 19, 2013 (commencement of operations) through April 30, 2014.

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Changes in Net Assets

	MAR Tactical Moderate Growth Fund	MAR Tactical Growth Fund	Laffer Dividend Growth Fund
	Period Ended April 30, 2014* (Unaudited)	Period Ended April 30, 2014* (Unaudited)	Period Ended April 30, 2014* (Unaudited)
Investment Operations:
Net investment income (loss)	$(351)	$(270)	$7,206
Net realized gains (losses)	(263)	4,827	(893)
Net change in unrealized appreciation/depreciation	(2,019)	63,004	36,915
Net increase (decrease) in net assets resulting from operations	(2,633)	67,561	43,228

Distributions:
From net investment income:
Institutional Class Shares	—	—	(491)
Class A Shares	—	—	(2,481)
Class C Shares	—	—	(1,457)
Decrease in net assets from distributions	—	—	(4,429)

Net increase in net assets from capital transactions	1,266,258	2,874,792	1,095,811
Total increase in net assets	1,263,625	2,942,353	1,134,610

Net Assets:
Beginning of period	33,000	33,000	34,000
End of period	$1,296,625	$2,975,353	$1,168,610
Accumulated (distributions in excess of) net investment income	$(351)	$(270)	$2,777

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$334,414	$2,427,675	$112,492
Dividends reinvested	—	—	252
Cost of shares redeemed	(5,100)	(43,739)	(1,664)
Institutional Class Shares capital transactions	329,314	2,383,936	111,080

Class A Shares
Proceeds from shares issued**	393,983	83,184	538,108
Dividends reinvested	—	—	2,300
Class A Shares capital transactions	393,983	83,184	540,408

Class C Shares
Proceeds from shares issued	543,289	407,672	442,866
Dividends reinvested	—	—	1,457
Cost of shares redeemed	(328)	—	—
Class C Shares capital transactions	542,961	407,672	444,323

Net increase in net assets from capital transactions	$1,266,258	$2,874,792	$1,095,811

Share Transactions:
Institutional Class Shares
Issued	32,676	243,158	11,171
Reinvested	—	—	25
Redeemed	(502)	(4,297)	(167)
Change in Institutional Class Shares	32,174	238,861	11,029

Class A Shares
Issued	41,727	11,421	57,236
Reinvested	—	—	227
Change in Class A Shares	41,727	11,421	57,463

Class C Shares
Issued	53,292	39,929	44,612
Reinvested	—	—	144
Redeemed	(32)	—	—
Change in Class C Shares	53,260	39,929	44,756

*	For the period December 19, 2013 (commencement of operations) through April 30, 2014.
**	Net of offering costs.

See Notes to Financial Statements

American Independence Funds Trust II
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
MAR Tactical Moderate Growth Fund

Institutional Class Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$0.00	^	$0.22	$0.22	$—	$—	$—	$10.22

Class A Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$(0.00	)^	$0.20	$0.20	$—	$—	$—	$10.20

Class C Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$(0.01)		$0.19	$0.18	$—	$—	$—	$10.18

MAR Tactical Growth Fund

Institutional Class Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$0.00	^	$0.26	$0.26	$—	$—	$—	$10.26

Class A Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$(0.00	)^	$0.24	$0.24	$—	$—	$—	$10.24

Class C Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$(0.01)		$0.23	$0.22	$—	$—	$—	$10.22

Laffer Dividend Growth Fund

Institutional Class Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$0.08		$0.31	$0.39	$(0.06)	$—	$(0.06)	$10.33

Class A Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$0.06		$0.31	$0.37	$(0.05)	$—	$(0.05)	$10.32

Class C Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	$10.00	$0.08		$0.27	$0.35	$(0.04)	$—	$(0.04)	$10.31

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.

See Notes to Financial Statements

	Ratios/Supplemental Data

	Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*
MAR Tactical Moderate Growth Fund

Institutional Class Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	2.20%	$329	0.90%	31.28%	0.22%	35%

Class A Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	2.00%	$426	1.28%	31.78%	(0.17%)	35%

Class C Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	1.80%	$542	1.90%	32.28%	(0.66%)	35%

MAR Tactical Growth Fund

Institutional Class Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	2.60%	$2,450	0.95%	9.02%	0.02%	17%

Class A Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	2.40%	$117	1.33%	9.52%	(0.26%)	17%

Class C Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	2.20%	$408	1.95%	10.02%	(0.70%)	17%

Laffer Dividend Growth Fund

Institutional Class Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	3.87%	$114	1.00%	22.55%	3.28%	21%

Class A Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	3.72%	$593	1.38%	23.05%	3.22%	21%

Class C Shares
For the period from 12/19/2013 (c)
thru 4/30/2014 (unaudited)	3.49%	$462	2.00%	23.55%	3.07%	21%

See Notes to Financial Statements

American Independence Funds Trust II

Notes to Financial Statements
 April 30, 2014 (Unaudited)

1.	Organization:

American Independence Funds Trust II (the “Trust”) is a Delaware business statutory trust that was organized on June 28, 2013, as an open-end, management investment company. The Trust currently consists of five series, or mutual funds, the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund.

The Trust is currently offering three of the five series, MAR Tactical Moderate Growth Fund, MAR Tactical Growth Fund and Laffer Dividend Growth Fund, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of each of the three active series (individually, a “Fund”; collectively, the “Funds”).

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The MAR Tactical Moderate Growth Fund and MAR Tactical Growth Fund each offer four classes of shares: Class A, Class C, Institutional Class and Class R. The Laffer Dividend Growth Fund offers three classes of shares: Class A, Class C, and Institutional Class. Class R shares have not commenced operations. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2014, for each Fund’s investments, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Laffer Dividend Growth Fund are declared and paid quarterly. Distributions from net investment income, if any, for the MAR Tactical Moderate Growth Fund and MAR Tactical Growth Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of ASU No. 2013-1 had no impact on the Funds during the current reporting period.

3.	Related Party Transactions:

American Independence serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and American Independence, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
MAR Tactical Moderate Growth Fund	0.75%
MAR Tactical Growth Fund	0.75%
Laffer Dividend Growth Fund	0.75%

The Trust has engaged Cougar Global Investments, Ltd. (“Cougar”) as the sub-advisor for the MAR Tactical Moderate Growth Fund and the MAR Tactical Growth Fund, and Laffer Investments, Inc. (“Laffer”) as sub-adviser for Laffer Dividend Growth Fund. The Board of Trustees has approved each of these agreements on behalf of the Trust. American Independence is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-advisor relationship. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. Additional information about each sub-adviser is noted below.

Cougar (sub-adviser for the MAR Tactical Moderate Growth Fund and the MAR Tactical Growth Fund) is headquartered at 357 bay Street, Suite 101, Toronto, Ontario, Canada M5H 2T7. The agreement between American Independence and Cougar on behalf of the Trust was approved by the Fund’s board of Trustees at the organizational meeting held on July 11, 2013.

Laffer (sub-adviser to the Laffer Dividend Growth Fund) is headquartered at 103 Murphy Court, Nashville, Tennessee 37203. The agreement between American Independence and Laffer on behalf of the Trust was approved by the Fund’s board of Trustees at the organizational meeting held on July 11, 2013.

Pursuant to the expense limitation agreement, American Independence has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding acquired fund fees, where applicable) at not more than the following percentages of average annual net assets effective thru March 15, 2015:

Fund	Institutional Class	Class A	Class C
MAR Tactical Moderate Growth Fund	0.90%	1.28%	1.90%
MAR Tactical Growth Fund	0.95%	1.33%	1.95%
Laffer Dividend Growth Fund	1.00%	1.38%	2.00%

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

The following table presents amounts eligible for recovery at April 30, 2014:

	MAR Tactical Moderate Growth Fund	MAR Tactical Growth Fund	Laffer Dividend Growth Fund
For eligible expense reimbursements expiring:
April 30, 2017	$42,261	$52,407	$49,224

American Independence also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

American Independence has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. American Independence pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank NA, serves as the Funds’ custodian.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Paul Brook as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets. During the period ended April 30, 2014, a portion of the distribution or service fees were waived by the Adviser for the Class A share assets. As of April 30, 2014, the Funds were assessing the full 0.25% distribution fees and assessing 0.13% of the shareholder servicing fees. For the period ended April 30, 2014, shareholder service fees of $58, $27 and $128 were paid by the MAR Tactical Moderate Growth Fund, MAR Tactical Growth Fund and Laffer Dividend Growth Fund, respectively, to American Independence.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the period ended April 30, 2014 were as follows:

	Purchases	Sales
MAR Tactical Moderate Growth Fund	$1,434,959	$160,669
MAR Tactical Growth Fund	3,199,886	352,418
Laffer Dividend Growth Fund	1,197,954	133,329

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

6.	Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	MAR Tactical Moderate Growth Fund	MAR Tactical Growth Fund	Laffer Dividend Growth Fund
Gross unrealized appreciation	$11,571	$67,788	$51,839
Gross unrealized depreciation	(13,727)	(5,399)	(16,047)
Net unrealized appreciation (depreciation) on investments	$(2,156)	$62,389	$35,792
Cost of investments	$1,305,699	$2,985,778	$1,069,558

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

7.	Investments in Derivatives:

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

8.	Investments in Master Limited Partnerships (“MLPs”):

The Laffer Dividend Growth Fund will be subject to deferred tax risk by investing in MLPs. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred tax liability will increase NAV. The Fund generally computes deferred income taxes based on the federal tax rate applicable to corporations, currently 35% and an assumed rate attributable to state taxes. A change in the federal tax rate applicable to corporations and, consequently, any change in the deferred tax liability of the Fund, may have a significant impact on the NAV of the Fund. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment income gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of these investments and general market conditions.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

8.	Investments in Master Limited Partnerships (“MLPs”): (Continued)

The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining NAV. From time to time, the Adviser may modify the estimates or an assumption regarding the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith; however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income taxed, if any, will be incurred over many years depending on if, and when, investment gains and losses are realized, the then current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.

9.	Investments in Business Development Companies (“BDCs”):

The Laffer Dividend Growth Fund can invest in BDCs which are subject to various risks, including management’s ability to meet the BDC’s investment objectives, and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds; they may trade in the secondary market at a discount to their net asset value. Historically, BDCs have tended to fall back in the short term as interest rates rise suddenly, but in the long term they have done just as well during eras of rising interest rates as they did during eras of declining interest rates.

10.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

11.	Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

12.	Subsequent Events:

Subsequent events occurring after April 30, 2014 have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

American Independence Funds Trust II

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2014:

MAR Tactical Moderate Growth Fund
Portfolio Diversification	% of Net Assets
U.S. Equity Exchange Traded Products	83.0%
International Equity Exchange Traded Products	15.1
Short-Term Investments	2.4
Total Investments	100.5%
Liabilities in excess of other assets	(0.5)
Net Assets	100.0%

MAR Tactical Growth Fund
Portfolio Diversification	% of Net Assets
U.S. Equity Exchange Traded Products	82.9%
International Equity Exchange Traded Products	15.1
Short-Term Investments	4.4
Total Investments	102.4%
Liabilities in excess of other assets	(2.4)
Net Assets	100.0%

Laffer Dividend Growth Fund
Portfolio Diversification	% of Net Assets
Financials	21.8%
Energy	15.0
Consumer Staples	14.4
Utilities	8.3
Information Technology	8.1
Health Care	7.5
Telecommunication Services	7.5
Materials	4.3
Consumer Discretionary	3.8
Industrials	3.5
Short-Term Investments	0.4
Total Investments	94.6%
Other assets in excess of liabilities	5.4
Net Assets	100.0%

American Independence Funds Trust II

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2013 at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period* 11/1/2013- 4/30/2014	Expense Ratio During Period**† 11/1/2013- 4/30/2014
MAR Tactical Moderate	Institutional Class Shares	$1,000.00	$1,022.00	$4.51	0.90%
Growth Fund^	Class A Shares	$1,000.00	$1,020.00	$6.41	1.28%
	Class C Shares	$1,000.00	$1,018.00	$9.51	1.90%

MAR Tactical Growth Fund^	Institutional Class Shares	$1,000.00	$1,026.00	$4.77	0.95%
	Class A Shares	$1,000.00	$1,024.00	$6.67	1.33%
	Class C Shares	$1,000.00	$1,022.00	$9.78	1.95%

Laffer Dividend Growth Fund^	Institutional Class Shares	$1,000.00	$1,038.70	$5.05	1.00%
	Class A Shares	$1,000.00	$1,037.20	$6.97	1.38%
	Class C Shares	$1,000.00	$1,034.90	$10.09	2.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.
^	Actual performance is based on December 19 (commencement of operations) to April 30, 2014.

American Independence Funds Trust II

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period* 11/1/2013- 4/30/2014	Expense Ratio During Period**† 11/1/2013- 4/30/2014
MAR Tactical Moderate	Institutional Class Shares	$1,000.00	$1,020.51	$4.51	0.90%
Growth Fund	Class A Shares	$1,000.00	$1,018.74	$6.41	1.28%
	Class C Shares	$1,000.00	$1,015.61	$9.50	1.90%

MAR Tactical Growth Fund	Institutional Class Shares	$1,000.00	$1,020.37	$4.76	0.95%
	Class A Shares	$1,000.00	$1,018.47	$6.66	1.33%
	Class C Shares	$1,000.00	$1,015.34	$9.74	1.95%

Laffer Dividend Growth Fund	Institutional Class Shares	$1,000.00	$1,020.10	$5.01	1.00%
	Class A Shares	$1,000.00	$1,018.20	$6.91	1.38%
	Class C Shares	$1,000.00	$1,015.07	$9.99	2.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

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Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust II.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.	Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        American Independence Funds Trust II

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2014

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: July 7, 2014